Annual Total Returns (Vanguard Dividend Growth Fund - Investor Shares Retail) (Vanguard Dividend Growth Fund, Vanguard Dividend Growth Fund - Investor Shares)	12 Months Ended
Jan. 31, 2014
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Annual Total Return
2013	31.53%
2012	10.39%
2011	9.43%
2010	11.42%
2009	21.74%
2008	(25.57%)
2007	7.00%
2006	19.58%
2005	4.23%
2004	11.02%